Summary of Significant Accounting Policies (Concentration of Credit Risk) (Details) - Credit Concentration Risk [Member] - Customers	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total revenue [Member]
Concentration Risk [Line Items]
Number of customers accounting for 10% or more of total amount	0	0	0
Threshold of business risk associated with percentage of quantitative amount generated by any single customer of the Group (as a percent)	10.00%	10.00%	10.00%
Accounts receivable [Member]
Concentration Risk [Line Items]
Number of customers accounting for 10% or more of total amount	0	1
Threshold of business risk associated with percentage of quantitative amount generated by any single customer of the Group (as a percent)	10.00%	10.00%
Customer One [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		14.00%